UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21927

AMM Funds

(Exact Name of Registrant as Specified in Charter)

P.O. Box 675203

14249 Rancho Santa Fe Farms Road

Rancho Santa Fe, CA 92067

(Address of Principal Executive Offices)(Zip Code)

Gabriel B. Wisdom

P.O. Box 675203

14249 Rancho Santa Fe Farms Road

Rancho Santa Fe, CA 92067

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinnati, Ohio 45202

Registrant’s Telephone Number, including Area Code:  858-755-0909

Date of fiscal year end: July 31

Date of reporting period: April 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Fallen Angels Value Fund
Schedule of Investments
April 30, 2010 (Unaudited)

Shares				Value
COMMON STOCKS - 52.47%

Consumer Discretionary - 3.23%
12,000	American Eagle Outfitters, Inc.			$ 201,720
25,000	Fuqi International, Inc. *			262,750
				464,470
Consumer Staples - 1.47%
10,000	Altria Group, Inc.			211,900

Energy - 1.65%
10,000	Chesapeake Energy Corp.			238,000

Financials - 19.73%
1,155	Alleghany Corp. *			343,220
4	Berkshire Hathaway, Inc. Class-A *			461,300
5,000	Berkshire Hathaway, Inc. Class-B *			385,000
125,000	Citigroup, Inc. *			546,250
18,000	Gleacher & Co., Inc. *			77,040
12,000	Hartford Financial Services Group, Inc.			342,840
20,000	Knight Capital Group, Inc. *			311,200
10,000	Loews Corp.			372,400
				2,839,250
Healthcare - 4.75%
8,000	Medtronic, Inc.			349,520
20,000	Pfizer, Inc.			334,400
				683,920
Industrial - 3.28%
25,000	General Electric Co.			471,500

Information Technology - 13.47%
6,000	Longtop Financial Technologies Ltd. *			206,460
1,000	Mastercard, Inc.			248,040
40,000	Move, Inc. *			88,000
7,000	Paychex, Inc.			213,990
14,000	Qualcomm, Inc.			541,520
40,000	Shanda Games Ltd. ADR *			280,000
4,000	Visa, Inc.			360,920
				1,938,930
Telecommunications Services - 4.89%
10,000	AT&T Corp.			260,600
4,000	China Mobile Ltd. *			195,600
8,500	Verizon Communications, Inc.			245,650
				701,850

TOTAL FOR COMMON STOCKS (Cost $7,798,537) - 52.47%				7,549,820

EXCHANGE TRADED FUNDS - 32.38%
20,000	Health Care Select Sector SPDR *			617,600
15,000	Industrial Select Sector SPDR *			488,550
14,000	iShares S&P Global Energy *			501,760
3,000	SPDR Gold Trust *			346,080
35,000	Technology Select Sector SPDR *			818,615
17,500	Utilities Select Sector SPDR *			532,700
10,000	Ultra DOW 30 ProShares			490,000
20,000	Ultra S&P 500 ProShares			863,800

TOTAL FOR EXCHAGE TRADE FUNDS (Cost $4,485,824) - 32.38%				4,659,105

SHORT TERM INVESTMENTS - 14.82%
2,132,391	Fidelity Money Market Portfolio Class Select 0.16%** (Cost $2,132,391)			2,132,391

TOTAL FOR SHORT TERM INVESTMENTS (Cost $2,132,391)				2,132,391

TOTAL INVESTMENTS (Cost $14,416,752) - 99.66%				14,341,316

OTHER ASSETS LESS LIABILITIES - 0.34%				48,869

NET ASSETS - 100.00%				$ 14,390,185

ADR - American Depository Receipt.
* Non-income producing during the period.
** Variable rate security; the coupon rate shown represents the yield at April 30, 2010.

Fallen Angels Value Fund
Notes to Financial Statements
April 30, 2010 (Unaudited)

1. SECURITY TRANSACTIONS

At April 30, 2010, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $14,416,752 amounted to $75,436, which consisted of aggregate gross unrealized appreciation of $539,253 and aggregate gross unrealized depreciation of $614,689.

2. SECURITY VALUATION

Each Fund’s assets are generally valued at their market value using market quotations. If market prices are not available or, in the Advisor’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Advisor will value a Fund’s assets at their fair value in accordance with policies approved by the Funds’ Board of Trustees (the “Board”). For example, fair value pricing may be used if an event occurs after the close of the foreign market that could have an impact on the foreign securities value. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilities electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it had determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (included a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the valuation of the Funds’ investments by the above fair value hierarchy levels as of April 30, 2010:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	7,549,820	$0	$0	$7,549,820
Exchange Traded Funds	4,659,105	$0	$0	$4,659,105
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	$2,132,391	$0	$0	$2,132,391
Total	$14,341,316	$0	$0	$14,341,316

Fallen Angels Income Fund
Schedule of Investments
April 30, 2010 (Unaudited)

Shares				Value

CLOSED END MUTUAL FUNDS - 41.49%
13,000	Advent Claymore Convert Securities & Income Fund			$ 229,320
38,000	Alliance Bernstein Income Fund			308,940
45,000	Alpine Global Premier Properties Fund			292,500
39,000	BlackRock Strategic Dividend Achievers Trust			397,410
9,922	BlackRock Global Opportunity Equity Trust			198,440
60,000	BlackRock Income Trust			391,800
16,000	Eaton Vance Tax Advantaged Dividend Income Fund			258,880
25,000	Eaton Vance Tax Advantaged Global Dividend Income Fund			355,500
18,000	Eaton Vance Tax-Managed Diversified Income Fund			242,460
15,000	Emerging Markets Telecommunications Fund, Inc. *			253,725
26,000	Gabelli Dividend & Income Trust			371,800
11,700	General American Investors Co., Inc. *			302,913
15,000	Hyperion Brookfield Total Return Fund			85,800
45,000	Liberty All-Star Equity Fund			220,950
10,000	Nicholas Applegate Convertible & Income Fund II			98,000
34,000	Putman Income Premier Income Trust *			221,340
17,000	Royce Value Trust *			214,030
7,000	Source Capital, Inc. *			337,204
20,000	Templeton Emerging Markets Income Fund			302,600
25,000	Western Asset Claymore Inflation-Linked Opportunities & Income Fund			312,250

TOTAL FOR CLOSED END MUTUAL FUNDS (Cost $5,580,964) - 41.49%				5,395,862

COMMON STOCK - 8.03%
10,000	Altria Group, Inc.			211,900
10,000	AT&T Corp.			260,600
5,000	Merck & Co., Inc.			175,200
15,000	Pfizer, Inc.			250,800
45,000	Sea Containers Ltd. (Bermuda) *			0
5,000	Verizon Communication, Inc.			144,500

TOTAL FOR COMMON STOCK (Cost $1,045,847) - 8.03%				1,043,000

EXCHANGE TRADED FUNDS - 11.00%
3,000	iShares Barclays MBS Bond			322,020
2,000	iShares Iboxx Investment Grade Corp Bond			214,620
8,000	iShares S&P U.S. Preferred Stock Index			308,240
10,000	SPDR Utilities Select Sector			304,400
7,000	Vanguard High Dividend Yeild Index ETF			281,750

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $1,219,557) - 11.01%				1,431,030

INVESTMENT TRUST - 1.54%
10,000	Penn West Energy Trust (Canada)			200,700

TOTAL FOR INVESTMENT TRUST (Cost $284,373) - 1.54%				200,700

LIMITED PARTNERSHIP - 1.50%
4,000	Energy Transfer Partners L.P.			195,600

TOTAL FOR LIMITED PARTNERSHIP (Cost $162,666) - 1.50%				195,600

MORTGAGE BACKED SECURITIES - 0.94%
68,000	CSMC 2006-C1 A3., 5.548%, 02/15/2039			71,279
50,000	J.P. Morgan Chase & Co., 5.250%, 01/12/2043			50,611

TOTAL FOR MORTGAGE BACKED SECURITIES (Cost $117,500) - 0.94%				121,890

PREFERRED SECURITIES - 20.70%
9,900	Allmerica Financial (Corts) 7.750%			225,720
4,800	AON Capital Trust A (Corts) 7.750% *			119,098
9,800	Arch Cap Ltd Preferred 8.000%			247,352
7,300	BioMed Realty Trust 7.375%			175,565
5,812	Bristol-Meyers Squibb (Corts) 6.800%			147,683
2,100	Ford Motor Co 8.125%			50,505
12,300	Hospitality Property Trust 7.000%			326,934
6,200	JC Penney (Corts) 7.625%			145,700
6,000	LMG Pplus 6.700%			115,140
2,300	MSDW Structured Asset Corp. SATURNS DPL Capital Sec-Bkd Series 2002-7 7.875% Cl A			58,374
4,700	MSDW Structured Asset Corp. SATURNS DPL Capital Sec-Bkd Series 2002-3 Cl A			119,145
5,000	Morgan ST III 6.250%			109,850
6,190	SunAmerica (Corts) 6.700%			137,542
9,400	Telephone & Data 7.600%, 12/01/41			231,334
10,583	Unum Provident (Pplus) 7.400% *			248,224
9,400	US Cellular 7.500%, 6/15/34			233,872

TOTAL FOR PREFERRED SECURITIES (Cost $2,779,456) - 20.70%				2,692,038

SHORT TERM INVESTMENTS - 16.616%
2,160,576	Fidelity Money Market Portfolio Class Select 0.16%** (Cost $2,160,576)			$ 2,160,576

TOTAL FOR SHORT TERM INVESTMENTS (Cost $2,160,576) - 16.61%				2,160,576

TOTAL INVESTMENTS (Cost $13,350,939) - 101.81%				13,240,696

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.81%)				(235,926)

NET ASSETS - 100.00%				$ 13,004,770

* Non-Income producing during the period.
** Variable rate security; the coupon rate shown represents the yield at April 30, 2010.

Fallen Angels Income Fund
Notes to Financial Statements
April 30, 2010 (Unaudited)

1. SECURITY TRANSACTIONS

At April 30, 2010, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $13,350,939 amounted to $110,243, which consisted of aggregate gross unrealized appreciation of $846,502 and aggregate gross unrealized depreciation of $956,745.

2. SECURITY VALUATION

Each Fund’s assets are generally valued at their market value using market quotations. If market prices are not available or, in the Advisor’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Advisor will value a Fund’s assets at their fair value in accordance with policies approved by the Funds’ Board of Trustees (the “Board”). For example, fair value pricing may be used if an event occurs after the close of the foreign market that could have an impact on the foreign securities value. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilities electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it had determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (included a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the valuation of the Funds’ investments by the above fair value hierarchy levels as of April 30, 2010:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	1,043,000	$0	$0	$1,043,000
Exchange Traded Funds	1,431,030	$0	$0	$1,431,030
Preferred Securities	2,692,038	$0	$0	$2,692,038
Mutual Funds	$5,395,862	$0	$0	$5,395,862
Convertible Bonds	$0	$121,890	$0	$121,890
Limited Partnerships	195,600	$0	$0	$195,600
Investment Trust	200,700	$0	$0	$200,700
Cash Equivalents	$2,160,576	$0	$0	$2,160,576
Total	$13,118,806	$121,890	$0	$13,240,696

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMM Funds

By /s/Gabriel B. Wisdom

     Gabriel B. Wisdom

     President

Date June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael Moore

     Michael Moore

     Treasurer

Date June 28, 2010